Investment Managers Series Trust

803 W. Michigan Street

Milwaukee, Wisconsin 53233

October 10, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of the

Vaughan Nelson Emerging Markets Opportunities Fund (formerly, Advisory Research Emerging Markets Opportunities Fund) and the

Vaughan Nelson International Small Cap Fund (formerly, Advisory Research International Small Cap Value Fund)

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to the change in Fund names (Item 1 to Form N-1A), the redesignation of Fund shares, and the removal of redemption fees (Item 3 to Form N-1A) in the Prospectus for the Funds, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on September 20, 2019 (Accession No. 0001398344-19-016874). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/Amy Centurioni

Amy Centurioni

Investment Managers Series Trust